Cover	Jan. 26, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 26, 2026
Entity File Number	001-42537
Entity Registrant Name	Rithm Acquisition Corp.
Entity Central Index Key	0002047497
Entity Tax Identification Number	98-1832772
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	799 Broadway
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	850-7770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Classa Ordinary Share 0. 0001 Par Value And Onethird Of One Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	RAC.U
Security Exchange Name	NYSE
Classa Ordinary Shares Par Value 0. 0001 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	RAC
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Classa Ordinary Share At Exercise Price Of 11. 50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	RAC.WS
Security Exchange Name	NYSE